Related Party Transactions - Schedule of Amounts Due from Related Parties (Details) - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 24,300